Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Executive Compensation — Compensation Discussion and Analysis section of this Proxy Statement.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs $(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) ($)(7)	Adjusted EBITDA (thousands) ($)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2022	6,744,738	2,879,657	1,436,509	1,107,663	223.38	87.57	65,842	451,118
2021	12,033,021	17,568,768	3,522,493	4,033,069	311.87	144.32	35,920	253,652
2020	1,795,681	1,509,786	1,311,866	1,232,962	90.29	127.97	(207,197)	177,332

(1)
Represents the amount of total compensation reported for Mr. Penn (our Chief Executive Officer and Chairman) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
Represents the amount of “compensation actually paid” to Mr. Penn for each corresponding year, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Penn during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Penn’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for Current PEO ($)(a)	Reported Summary Compensation Table Value of Current PEO Equity Awards ($)(b)	Adjusted Value of Current PEO Equity Awards ($)(c)	Compensation Actually Paid to Current PEO ($)
2022	6,744,738	5,388,179	1,523,098	2,879,657
2021	12,033,021	7,027,040	12,562,787	17,568,768
2020	1,795,681	134,673	(151,222)	1,509,786

The formula for the above table is as follows: (a) – (b) + (c) = (d)
(a)
Represents the amount of total compensation reported for Mr. Penn for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.

(b)
Represents the grant date fair value of equity awards granted to Mr. Penn reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for each year. For 2021, does not include accelerated equity awards on change in control reported in the “All Other Compensation” column. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.

(c)
Represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Penn to arrive at “compensation actually paid” to Mr. Penn for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in that Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year;

(iii) for awards that are granted and vest the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted to determine the adjusted amount are as follows:
Year	Year End Fair Value of Equity Awards Granted to Current PEO in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted to Current PEO in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted to Current PEO in the Year and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted to Current PEO in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards of Current PEO that Failed to Meet Vesting Conditions in the Year ($)	Total Adjusted Value of Equity Awards of Current PEO ($)
2022	4,687,283	(2,924,185)	—	(240,000)	—	1,523,098
2021	7,437,040	3,382,154	—	1,815,000	(71,407)	12,562,787
2020	359,703	(310,925)	—	(200,000)	—	(151,222)

(3)
Represents the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Penn for each year) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Jay Leveton (our President), Frank Lanuto (our Chief Financial Officer), Ryan Greene (our Chief Operating Officer) and Vincenzo DiMaggio (our Chief Accounting Officer; (ii) for 2021, Jay Leveton (our President), Frank Lanuto (our Chief Financial Officer) and David Ross (our former General Counsel & EVP Strategy and Corporate Development); and for (iii) for 2020, Frank Lanuto (our Chief Financial Officer) and David Ross (our former General Counsel & EVP Strategy and Corporate Development).

(4)
Represents the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Penn for each year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Penn for each year) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the named executive officers as a group (excluding Mr. Penn for each year) total compensation for each year to determine the “compensation actually paid”:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards ($)(b)	Average Non-PEO NEO Adjusted Value of Equity Awards ($)(c)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,436,509	822,506	493,660	1,107,663
2021	3,522,493	514,420	1,024,996	4,033,069
2020	1,311,866	111,388	32,484	1,232,962

The formula for the above table is as follows: (a) – (b) + (c) = (d)
(a)
Represents the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.

(b)
Represents the average of the total amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. For 2021, does not include accelerated equity awards on change in control and accelerated equity awards on termination of employment reported in the “All Other Compensation” column. Refer to “Executive Compensation — Summary Compensation Table” for the Company’s proxy for the applicable year.

(c)
Represents an adjustment to the average of the amounts reported for the named executive officers as a group (excluding Mr. Penn for each year) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each named executive officer (excluding Mr. Penn) to arrive at “compensation actually paid” to each named executive officer (excluding Mr. Penn) for that year, which is then averaged to determine the average “compensation actually paid” to the named executive officers (excluding Mr. Penn) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted to the Non-PEO Named Executive Officers in the Year ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted to the Non-PEO Named Executive Officers in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted to the Non-PEO Named Executive Officers in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted to the Non-PEO Named Executive Officers in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards to the Non-PEO Named Executive Officers that Failed to Meet Vesting Conditions in the Year ($)	Adjusted Average Value of Equity Awards to the Non-PEO Named Executive Officers ($)
2022	717,406	(223,746)	—	—	—	493,660
2021	514,420	193,266	—	366,285	(48,975)	1,024,996
2020	169,693	(52,677)	—	(60,207)	(24,325)	32,484

(5)
Represents cumulative Company total shareholder return (TSR). TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for each measurement period (2020, 2020-2021 and 2020-2022), assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.

(6)
Represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: Vanguard Communications Services Index.

(7)
Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Represents Adjusted EBITDA for the applicable year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Represents the amount of total compensation reported for Mr. Penn (our Chief Executive Officer and Chairman) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
(3)
Represents the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Penn for each year) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Jay Leveton (our President), Frank Lanuto (our Chief Financial Officer), Ryan Greene (our Chief Operating Officer) and Vincenzo DiMaggio (our Chief Accounting Officer; (ii) for 2021, Jay Leveton (our President), Frank Lanuto (our Chief Financial Officer) and David Ross (our former General Counsel & EVP Strategy and Corporate Development); and for (iii) for 2020, Frank Lanuto (our Chief Financial Officer) and David Ross (our former General Counsel & EVP Strategy and Corporate Development).

Peer Group Issuers, Footnote [Text Block]
(6)
Represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: Vanguard Communications Services Index.

PEO Total Compensation Amount	$ 6,744,738	$ 12,033,021	$ 1,795,681
PEO Actually Paid Compensation Amount	$ 2,879,657	17,568,768	1,509,786
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Represents the amount of “compensation actually paid” to Mr. Penn for each corresponding year, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Penn during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Penn’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for Current PEO ($)(a)	Reported Summary Compensation Table Value of Current PEO Equity Awards ($)(b)	Adjusted Value of Current PEO Equity Awards ($)(c)	Compensation Actually Paid to Current PEO ($)
2022	6,744,738	5,388,179	1,523,098	2,879,657
2021	12,033,021	7,027,040	12,562,787	17,568,768
2020	1,795,681	134,673	(151,222)	1,509,786

The formula for the above table is as follows: (a) – (b) + (c) = (d)
(a)
Represents the amount of total compensation reported for Mr. Penn for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.

(b)
Represents the grant date fair value of equity awards granted to Mr. Penn reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for each year. For 2021, does not include accelerated equity awards on change in control reported in the “All Other Compensation” column. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.

(c)
Represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Penn to arrive at “compensation actually paid” to Mr. Penn for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end fair value of any equity awards granted in that Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year;

(iii) for awards that are granted and vest the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added or subtracted to determine the adjusted amount are as follows:
Year	Year End Fair Value of Equity Awards Granted to Current PEO in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted to Current PEO in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted to Current PEO in the Year and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted to Current PEO in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards of Current PEO that Failed to Meet Vesting Conditions in the Year ($)	Total Adjusted Value of Equity Awards of Current PEO ($)
2022	4,687,283	(2,924,185)	—	(240,000)	—	1,523,098
2021	7,437,040	3,382,154	—	1,815,000	(71,407)	12,562,787
2020	359,703	(310,925)	—	(200,000)	—	(151,222)

Non-PEO NEO Average Total Compensation Amount	$ 1,436,509	3,522,493	1,311,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,107,663	4,033,069	1,232,962
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Represents the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Penn for each year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Penn for each year) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the named executive officers as a group (excluding Mr. Penn for each year) total compensation for each year to determine the “compensation actually paid”:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards ($)(b)	Average Non-PEO NEO Adjusted Value of Equity Awards ($)(c)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,436,509	822,506	493,660	1,107,663
2021	3,522,493	514,420	1,024,996	4,033,069
2020	1,311,866	111,388	32,484	1,232,962

The formula for the above table is as follows: (a) – (b) + (c) = (d)
(a)
Represents the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table” from the Company’s proxy statement for the applicable year.

(b)
Represents the average of the total amounts reported for the Company’s named executive officers as a group (excluding Mr. Penn for each year) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. For 2021, does not include accelerated equity awards on change in control and accelerated equity awards on termination of employment reported in the “All Other Compensation” column. Refer to “Executive Compensation — Summary Compensation Table” for the Company’s proxy for the applicable year.

(c)
Represents an adjustment to the average of the amounts reported for the named executive officers as a group (excluding Mr. Penn for each year) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each named executive officer (excluding Mr. Penn) to arrive at “compensation actually paid” to each named executive officer (excluding Mr. Penn) for that year, which is then averaged to determine the average “compensation actually paid” to the named executive officers (excluding Mr. Penn) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted to the Non-PEO Named Executive Officers in the Year ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted to the Non-PEO Named Executive Officers in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted to the Non-PEO Named Executive Officers in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted to the Non-PEO Named Executive Officers in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards to the Non-PEO Named Executive Officers that Failed to Meet Vesting Conditions in the Year ($)	Adjusted Average Value of Equity Awards to the Non-PEO Named Executive Officers ($)
2022	717,406	(223,746)	—	—	—	493,660
2021	514,420	193,266	—	366,285	(48,975)	1,024,996
2020	169,693	(52,677)	—	(60,207)	(24,325)	32,484

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company’s cumulative TSR (assuming an initial fixed investment of $100) for the fiscal years ended December 31, 2020, 2021, and 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company’s net income for the fiscal years ended December 31, 2020, 2021, and 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA
The graph below reflects the relationship between the PEO and average Non-PEO NEOs compensation actually paid and the Company’s Adjusted EBITDA for the fiscal years ended December 31, 2020, 2021, and 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The graph below reflects the relationship between the Company’s cumulative TSR and the Peer Group’s cumulative TSR (assuming an initial fixed investment of $100 and that all dividends, if any, were reinvested) for the fiscal years ended December 31, 2020, 2021, and 2022.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Adjusted EBITDA

•
Revenue growth

•
Net debt

Total Shareholder Return Amount	$ 223.38	311.87	90.29
Peer Group Total Shareholder Return Amount	87.57	144.32	127.97
Net Income (Loss)	$ 65,842,000	$ 35,920,000	$ (207,197,000)
Company Selected Measure Amount	451,118,000	253,652,000	177,332,000
PEO Name	Mr. Penn
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	(8) Represents Adjusted EBITDA for the applicable year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net debt
Mr. Penn [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,523,098	$ 12,562,787	$ (151,222)
Mr. Penn [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,388,179	7,027,040	134,673
Mr. Penn [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,687,283	7,437,040	359,703
Mr. Penn [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,924,185)	3,382,154	(310,925)
Mr. Penn [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(240,000)	1,815,000	(200,000)
Mr. Penn [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(71,407)
Non-PEO NEO [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	493,660	1,024,996	32,484
Non-PEO NEO [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	822,506	514,420	111,388
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	717,406	514,420	169,693
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (223,746)	193,266	(52,677)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		366,285	(60,207)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (48,975)	$ (24,325)